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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number : __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                  Dallas, TX     February 14, 2011
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        23
Form 13F Information Table Value Total:   275,984 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------
1     28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
        --------             ------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
     NAME OF ISSUER              CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
     --------------          ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
A123 SYS INC                      COM      03739T108   4,439    465,300 SH  N/A  DEFINED        1      0    465,300   0
BP PLC                       SPONSORED ADR 055622104  22,587    511,373 SH  N/A  DEFINED        1      0    511,373   0
CHESAPEAKE ENERGY CORP            COM      165167107  22,888    883,348 SH  N/A  DEFINED        1      0    883,348   0
CONSOL ENERGY INC                 COM      20854P109   4,156     85,278 SH  N/A  DEFINED        1      0     85,278   0
DAWSON GEOPHYSICAL CO             COM      239359102   8,365    262,227 SH  N/A  DEFINED        1      0    262,227   0
DEVON ENERGY CORP NEW             COM      25179M103  11,652    148,413 SH  N/A  DEFINED        1      0    148,413   0
DYNEGY INC DEL                    COM      26817G300   7,840  1,395,000 SH  N/A  DEFINED        1      0  1,395,000   0
EOG RES INC                       COM      26875P101  16,481    180,300 SH  N/A  DEFINED        1      0    180,300   0
GASTAR EXPL LTD                 COM NEW    367299203   5,040  1,172,000 SH  N/A  DEFINED        1      0  1,172,000   0
HALLIBURTON CO                    COM      406216101  10,993    269,242 SH  N/A  DEFINED        1      0    269,242   0
MCMORAN EXPLORATION CO            COM      582411104  20,082  1,171,660 SH  N/A  DEFINED        1      0  1,171,660   0
MURPHY OIL CORP                   COM      626717102   3,620     48,561 SH  N/A  DEFINED        1      0     48,561   0
NATIONAL OILWELL VARCO INC        COM      637071101  11,298    168,000 SH  N/A  DEFINED        1      0    168,000   0
NOBLE CORPORATION BAAR         NAMEN -AKT  H5833N103  12,019    336,000 SH  N/A  DEFINED        1      0    336,000   0
OCCIDENTAL PETE CORP DEL          COM      674599105   7,336     74,783 SH  N/A  DEFINED        1      0     74,783   0
OCEANEERING INTL INC              COM      675232102  11,156    151,508 SH  N/A  DEFINED        1      0    151,508   0
PLAINS EXPL& PRODTN CO            COM      726505100  19,419    604,202 SH  N/A  DEFINED        1      0    604,202   0
QEP RES INC                       COM      74733V100  17,265    475,500 SH  N/A  DEFINED        1      0    475,500   0
SANDRIDGE ENERGY INC              COM      80007P307  14,173  1,936,151 SH  N/A  DEFINED        1      0  1,936,151   0
SUNCOR ENERGY INC NEW             COM      867224107  13,712    358,119 SH  N/A  DEFINED        1      0    358,119   0
TRANSATLANTIC PETROLEUM LTD       SHS      G89982105   6,660  2,000,000 SH  N/A  DEFINED        1      0  2,000,000   0
WEATHERFORD INTERNATIONAL LT      REG      H27013103  19,958    875,340 SH  N/A  DEFINED        1      0    875,340   0
WILLIAMS CLAYTON ENERGY INC       COM      969490101   4,845     57,701 SH  N/A  DEFINED        1      0     57,701   0